Long-term bank loans - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (443,970,822)	$ (325,219,756)
Total long-term bank loans	146,603,073	$ 494,076,875
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
2023	443,970,822
2024	106,112,592
2025	4,953,623
2026	5,384,372
2027 and thereafter	$ 30,152,486